CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2020
CONTRACTUAL OBLIGATIONS
CONTRACTUAL OBLIGATIONS

16.   CONTRACTUAL OBLIGATIONS

In connection with its Streams, the Company has committed to purchase the following:

	Percent of		Per ounce cash payment:
	life of		Lesser of amount below and the then
	mine		prevailing market price
	production		(unless otherwise noted)
Gold Stream interests
La Bolsa	5%		$450
La Colorada	100%		$650

Silver Stream interests
El Mochito	22.5	%(1)	25% of silver spot price
Moss	100	%(2)	20% of silver spot price
(1)	If 3.0 million ounces of silver are delivered to Maverix prior to April 1, 2022, Maverix’s silver purchase entitlement will be 20% of life of mine silver production.
(2)	After 3.5 million ounces of silver are delivered, Maverix’s silver purchase entitlement will be 50% of the remaining life of mine silver production.

In connection with the acquisition of the Silvertip Royalty in 2017, the Company may issue an additional 1,400,000 common shares of the Company when the Silvertip mine achieves commercial production and a cumulative throughput of 400,000 tonnes of ore through the processing plant is achieved.

In connection with the Newmont Portfolio acquisition, the Company has agreed to make certain contingent cash payments if certain production milestones at certain assets are achieved (Note 4a).